CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
Cash	$ 325		$ 285
Short-term deposits	198		107
Cash subject to restriction	33		232
Cash and cash equivalents	$ 556	$ 614	$ 624	$ 614	$ 639	$ 627